10. SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment And Geographic Information Tables
Company's net sales by geographic region
	2014	Percent	2015	Percent
North America	$11,563,956	97%	$10,558,167	98%
Outside North America	337,383	3%	202,175	2%
Total	$11,901,339	100%	$10,790,342	100%